Cover Page	Jul. 17, 2020	Mar. 02, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jul. 17, 2020
Entity Registrant Name		AMICUS THERAPEUTICS, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-33497
Entity Tax Identification Number		71-0869350
Entity Address, Address Line One		1 Cedar Brook Drive
Entity Address, City or Town		Cranbury
Entity Address, State or Province		NJ
Entity Address, Postal Zip Code		08512
City Area Code		609
Local Phone Number		662-2000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of each class		Common Stock Par Value $0.01
Trading Symbol		FOLD
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001178879
Amendment Flag		false